Expense Example - iShares International Developed Small Cap Value Factor ETF - iShares International Developed Small Cap Value Factor ETF	Mar. 16, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	$ 106